DIVIDENDS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands																12 Months Ended
	Feb. 16, 2017	Jan. 12, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Mar. 16, 2016	Dec. 04, 2015	Sep. 04, 2015	Jun. 05, 2015	Mar. 16, 2015	Dec. 04, 2014	Sep. 04, 2014	Jun. 06, 2014	Apr. 16, 2014	Feb. 25, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Dividends [Line Items]
Dividends																$ 385,569	$ 62,850	$ 342,718
Dividends paid																$ 385,569	62,850	342,718
2014 Dividend Policy [Member]
Dividends [Line Items]
Aggregate dividend payment on consolidated net income attributable to Melco Resorts & Entertainment Limited, percentage															30.00%
Effective period of new dividend policy																First quarter of 2014
2017 Dividend Policy [Member]
Dividends [Line Items]
Effective period of new dividend policy																Fourth quarter of 2016
Special Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share						$ 0.2146								$ 0.1147
Quarterly Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share			$ 0.0126	$ 0.0063	$ 0.0073		$ 0.0061	$ 0.0045	$ 0.0112	$ 0.0171	$ 0.0239	$ 0.0259	$ 0.0431
Additional Paid-in Capital [Member]
Dividends [Line Items]
Dividends						$ 108,639								$ 189,459		$ 108,639		189,459
Retained Earnings [Member]
Dividends [Line Items]
Dividends																276,930	62,850	153,259
Retained Earnings [Member] | Special Dividend [Member]
Dividends [Line Items]
Dividends						$ 238,586
Retained Earnings [Member] | Quarterly Dividend [Member]
Dividends [Line Items]
Dividends																$ 38,344	$ 62,850	$ 153,259
Subsequent Event [Member]
Dividends [Line Items]
Dividends paid amount per share	$ 0.03
Dividends payable, date of record	Feb. 27, 2017
Dividend paid, month and year	2017-03
Subsequent Event [Member] | 2017 Dividend Policy [Member]
Dividends [Line Items]
Dividends payable amount per share		$ 0.03
Subsequent Event [Member] | Special Dividend [Member]
Dividends [Line Items]
Dividends paid amount per share		$ 0.4404
Dividends payable, date of record		Jan. 23, 2017